GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

GOODWILL AND OTHER INTANGIBLE ASSETS, NET
Goodwill
The following table is a summary of the activity in goodwill by segment.

(in millions)	Americas	EMEA	APAC	Total
December 31, 2018	$2,386	$393	$223	$3,002
Additions	101	10	—	111
Acquisition accounting adjustments	(2)	(5)	—	(7)
Currency translation	(57)	(13)	(6)	(76)
December 31, 2019	$2,428	$385	$217	$3,030
Additions	26	1	7	34
Acquisition accounting adjustments	(45)	(6)	(2)	(53)
Currency translation	165	26	15	206
December 31, 2020	$2,574	$406	$237	$3,217
As of December 31, 2020, there were no reductions in goodwill relating to impairment losses.
Other Intangible Assets, Net
The following table is a summary of our other intangible assets.

(in millions)	Developed technology, including patents	Other amortized intangible assets	Indefinite-lived intangible assets	Total
December 31, 2020
Gross other intangible assets	$2,713	$495	$169	$3,377
Accumulated amortization	(1,374)	(332)	—	$(1,706)
Other intangible assets, net	$1,339	$163	$169	$1,671
December 31, 2019
Gross other intangible assets	$2,309	$464	$173	$2,946
Accumulated amortization	(1,190)	(285)	—	$(1,475)
Other intangible assets, net	$1,119	$179	$173	$1,471
Intangible asset amortization expense was $222 million in 2020, $183 million in 2019, and $169 million in 2018. The anticipated annual amortization expense for definite-lived intangible assets recorded as of December 31, 2020 is $231 million in 2021, $227 million in 2022, $212 million in 2023, $189 million in 2024 and $155 million in 2025.
In the second quarters of 2020 and 2019, we recognized impairment charges of $17 million and $31 million, respectively, related to developed-technology intangible assets due to declines in market expectations for the related products. The fair values of the intangible assets were measured using a discounted cash flow approach and the charges are classified within cost of sales in the accompanying consolidated statements of income for the years ended December 31, 2020 and December 31, 2019. We consider the fair values of the assets to be Level 3 measurements due to the significant estimates and assumptions we used in establishing the estimated fair values.